Share-Based Payments - Summary Of NHL warrants (Details) - NHL Warrants	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 instrument $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested	1,353,740	1,353,740	1,353,740
Unvested - Weighted average exercise price	$ 23.45	$ 23.45	$ 23.45